Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended December 31,
	2022	2021

Income tax computed at federal statutory tax rate	21.00%	21.00%
State taxes	(5.85)%	(0.09)%
Permanent differences – non-deductible expenses	(37.93)%	(1.03)%
Change in fair value of contingent consideration	133.62%	0.78%
Change in fair value of warrant liabilities	576.27%	(7.13)%
True-ups	(7.42)%	-
Change in valuation allowance	(685.54)%	(13.62)%
Effective income tax rate	(5.85)%	(0.09)%

Schedule of Deferred Tax Assets and Liabilities

The principal components of the Company’s deferred tax assets and liabilities consist of the following at December 31, 2022 and 2021:

(in thousands)	December 31, 2022	December 31, 2021
Deferred tax assets (liabilities):
Net operating loss carryforwards	$30,450	$24,307
Intangible assets	4,824	5,132
Acquisition contract liabilities	(96)	(187)
Property and equipment	123	103
Accrued expenses and reserves	890	1,693
Stock based compensation	449	-
Lease liability	361	-
Other	-	6
ROU asset	(369)	-
Investment revaluation	(469)	-
Total deferred tax assets	36,163	31,054
Less valuation allowance	(36,163)	(31,054)
Net deferred taxes	$-	$-